Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of basic and diluted earnings per share

	2022	2021	2020
Profit after tax attributable to equity shareholders (£m)	1,060	1,390	1,145
Basic weighted average number of shares (million)	9,235	9,235	9,235
Effect of dilutive potential shares (million)	4	–	–
Diluted weighted average number of shares (million)	9,239	9,235	9,235
Basic earnings per share (pence)	11.5	15.1	12.4
Diluted earnings per share (pence)	11.5	15.1	12.4